Plan Investment Assets for Gratuity Funds and Pension Fund Measured at Fair Value by Level and in Total (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 37.1	$ 0.5	₨ 90.7
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	37.1		90.7
Fair Value Measurements Using Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	5,059.2	73.2	4,275.8
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	4,632.5		3,797.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	106.6		106.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	320.1		372.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	625.0	$ 9.0	519.9
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	625.0		519.9
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 0.0		₨ 0.0